Condensed Consolidated Statements of Operations (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Income Statement [Abstract]
Revenues	$ 10,184	$ 66	$ 10,617	$ 132
Cost of revenues	615	43	940	74
Gross Profit	9,569	23	9,677	58
Operating expenses:
Research and development	2,574	2,599	4,676	4,841
General, administrative and marketing	1,318	1,609	2,843	3,170
Operating income (loss)	5,677	(4,185)	2,158	(7,953)
Financial income (expenses), net	85	(100)	(111)	(192)
Net income (loss) for the period	$ 5,762	$ (4,285)	$ 2,047	$ (8,145)
Basic net income (loss) per ordinary share (in Dollars per share)	$ 0.51	$ (0.39)	$ 0.18	$ (0.74)
Diluted net income (loss) per ordinary share (in Dollars per share)	$ 0.49	$ (0.39)	$ 0.17	$ (0.74)
Weighted average ordinary shares outstanding used in computation of basic net income (loss) per share (in Shares)	11,369,031	11,086,481	11,329,516	10,935,611
Weighted average ordinary shares outstanding used in computation of diluted net income (loss) per share (in Shares)	11,777,139	11,086,481	11,738,884	10,935,611